Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Accounts receivable, net
Accounts receivable, net

7             Accounts receivable, net

	As of December 31,
	2017	2018
Accounts receivable, gross	42,276	67,134
Less: allowance for doubtful accounts	(1,478)	(1,507)
Accounts receivable, net	40,798	65,627

The following table presents the movement in the allowance for doubtful accounts:

	For the years ended December 31,
	2016	2017	2018
Balance at the beginning of year	1,733	1,693	1,478
Additions for the year	99	910	92
Recoveries	—	(40)	—
Accounts receivable written off	(99)	(1,134)	(15)
Exchange differences	(40)	49	(48)
Balance at the end of year	1,693	1,478	1,507